Description of the business and summary of material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2025
Description Of Business And Summary Of Material Accounting Policy Information
Schedule of companies included in the consolidated financial statements
			% Equity interest
Name	Principal Activities	Country	2025	2024
Concesionaria Vuela Compañía de Aviación S.A.P.I. de C.V.	Air transportation services for passengers, cargo and mail throughout Mexico and abroad	Mexico	100%	100%
Vuela Aviación, S.A.	Air transportation services for passengers, cargo and mail in Costa Rica and abroad	Costa Rica	100%	100%
Vuela, S.A. (“Vuela”) (1)	Air transportation services for passengers, cargo and mail in Guatemala and abroad	Guatemala	100%	100%
Vuela El Salvador, S.A. de C.V.	Air transportation services for passengers, cargo and mail in El Salvador and abroad	El Salvador	100%	100%
Comercializadora Volaris, S.A. de C.V. (“Comercializadora”) (5)	Loyalty program	Mexico	100%	100%
Servicios Earhart, S.A. (1)	Rendering specialized services to its affiliates	Guatemala	100%	100%
Servicios Corporativos Volaris, S.A. de C.V. (“Servicios Corporativos”)	Rendering specialized services to its affiliates	Mexico	100%	100%
Comercializadora V Frecuenta, S.A. de C.V. (“Comercializadora V Frecuenta”) (1)	Loyalty Program	Mexico	100%	100%
Viajes Vuela, S.A. de C.V. (“Viajes Vuela”)	Travel agency	Mexico	100%	100%
Guatemala Dispatch Service, S.A. (“GDS, S.A.”)	Aeronautical Technical Services	Guatemala	100%	100%
Fideicomiso Irrevocable de Administración número F/745291 “Administrative Trust”	Share administration trust (Note 18)	Mexico	100%	100%
Fideicomiso de Administración número CIB/3081 “Administrative Trust”	Share administration trust (Note 18)	Mexico	100%	100%
Fideicomiso Irrevocable de Administración número CIB/3249 “Administrative Trust”	Asset backed securities trustor & administrator (Note 5)	Mexico	100%	100%
Banco Multiva, S.A., Institución de Banca Múltiple, Grupo Financiero Multiva, Fideicomiso CIB/3853 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Banco Multiva, S.A., Institución de Banca Múltiple, Grupo Financiero Multiva, Fideicomiso CIB/3855 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Banco Multiva, S.A., Institución de Banca Múltiple, Grupo Financiero Multiva, Fideicomiso CIB/3866 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Banco Multiva, S.A., Institución de Banca Múltiple, Grupo Financiero Multiva, Fideicomiso CIB/3867 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Banco Multiva, S.A., Institución de Banca Múltiple, Grupo Financiero Multiva, Fideicomiso CIB/3921 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Bank of Utah, Trust N503VL (2)	Aircraft administration trust	United States	—	100%
Bank of Utah, Trust N504VL (3)	Aircraft administration trust	United States	—	100%
Bank of Utah, Trust N508VL (4)	Aircraft administration trust	United States	100%	—
Bank of Utah, Trust N522VL (7)	Aircraft administration trust	United States	100%	—

(1)	The Company has not started operations.
(2)	The trust was terminated on March 14, 2025.
(3)	The trust was terminated on April 8, 2025.
(4)	The trust was established effective January 27, 2025.
(5)	On July 16, 2025, the Company launched its new loyalty program, “Altitude,” operated through Comercializadora.
(6)	Effective September 2, 2025, Banco Multiva S.A. Institución de Banca Múltiple, Grupo Financiero Multiva assumed all the rights and obligations of CIBanco, S.A., Institución de Banca Múltiple.
(7)	The trust was established effective October 1, 2025.

Consolidation by control

Name	Principal Activities	Country
North Star Financing Limited (1)	Private company limited by shares	Ireland
North Star Thrust DAC (2)	Designated activity company	Ireland

(1)	As of December 31, 2025, the Company does not hold any equity interest in North Star Financing Limited. However, management has concluded that the Company exercises control over the entity in accordance with IFRS 10 - Consolidated Financial Statements. North Star Financing Limited is a private limited liability company that was incorporated on December 19, 2024.
(2)	As of December 31, 2025, the Company does not hold any equity interest in North Star Thrust DAC. However, management has concluded that the Company exercises control over the entity in accordance with IFRS 10 - Consolidated Financial Statements. North Star Thrust DAC is a designated activity company, incorporated on August 29, 2025.

Schedule of depreciation rates

Annual depreciation rate
Flight equipment (1)	4.0-16.7%
Constructions and improvements	Remaining contractual lease term
Computer equipment	25%
Workshop tools	33.3%
Electric power equipment	10%
Communications equipment	10%
Workshop machinery and equipment	10%
Motorized transport equipment platform	25%
Service carts on board	20%
Office furniture and equipment	10%
Leasehold improvements to flight equipment	The shorter of: (i) remaining contractual lease term, or (ii) the next major maintenance event (2)

(1)	Includes aircraft and engines
(2)	The period is determined in accordance with usage.

Schedule of most relevant exchange rates utilized in the conversions to USD dollar

	2025				2024				2023
Currency	End of period exchange rate		Average exchange rate		End of period exchange rate		Average exchange rate		End of period exchange rate		Average exchange rate
Mexican Peso	Ps.	17.9667	Ps.	19.2323	Ps.	20.2683	Ps.	18.3000	Ps.	16.8935	Ps.	17.7665
Colon	₵.	498.2600	₵.	505.9426	₵.	512.2300	₵.	517.3692	₵.	524.7900	₵.	545.1760
Quetzal	Q.	7.6650	Q.	7.6911	Q.	7.71833	Q.	7.7695	Q.	7.8301	Q.	7.8428
Colombian Peso	COP.	3,757.08	COP.	4,066.92	COP.	4,409.15	COP.	4,071.03	COP.	3,822.05	COP.	4,327.66

Schedule of estimated useful lives of the assets

Aircraft	up to 18 years
Spare engines	up to 14 years
Buildings leases	up to 19 years
Maintenance components	up to eight years